Related party transactions and balances	12 Months Ended
Dec. 31, 2011
Related party transactions and balances [Abstract]
Related party transactions and balances

16. Related party transactions and balances

(a) Related party transactions

In the ordinary course of business, the Group enters into certain transactions with its related parties. Management believes that these related party transactions were conducted at normal commercial terms. For the periods presented, material related party transactions are summarized as follows for the years ended December 31, 2009, 2010 and 2011:

		Years Ended December 31,
	Note	2009	2010	2011
Revenue from provision of advertising services	(i)	$2,910	$55	$45
Expenses for leases of advertising space	(ii)	$1,515	$643	$—

Notes:

(i)	Represents amounts received / receivable from affiliated entities of senior management personnel of the Company, for provision of advertising services to these entities. The transactions are conducted on terms comparable to the terms of similar transactions with third parties.
(ii)	Represents amounts paid / payable to affiliated entities of senior management personnel of the Company, for leases of advertising spaces from these entities. The transactions are conducted on terms comparable to the terms of similar transactions with third parties.

(b) Amounts due from / to related parties are analyzed as follows:

		As of December 31,
	Note	2010	2011
Advances to ex-owners of acquired companies	(i)	$966	$2,078

Due from related parties		$966	$2,078

Operating expenses paid on behalf of the Group	(ii)	$1,905	$379
Payables for the lease of advertising space	(iii)	53	—

Due to related parties		$1,958	$379

Note:

(i)	Represents the advances made by the Group to certain ex-owners of acquired subsidiaries. The amounts are interest free and are expected to be settled within 12 months from the balance sheet date and are secured by the contingent purchase price payable to the ex-owners of the acquired companies.
(ii)	Represents operating expenses paid by certain senior management personnel of the Company. The amounts are interest free, unsecured and have no fixed terms of repayment.
(iii)	Represents operating lease payments payable to affiliated companies of senior management personnel of the Company for leases of advertising space as described in note (ii) above. The amounts are repayable in accordance with normal payment terms with other unrelated advertising space suppliers.